Goodwill and Other Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	₨ 74,937.9		₨ 74,937.9		$ 1,202.7
Amortization of intangible assets	₨ 219.0	$ 3.5	₨ 1,538.5	₨ 2,304.5